EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings/(Loss) Per Share

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
BASIC AND DILUTED EARNINGS/(LOSS) PER SHARE
Income available to Sibanye Gold shareholder
Continuing operations	362.2	340.8	(28.0)	167.1
Discontinued operation	—	—	(11.7)	(28.7)

	362.2	340.8	(39.7)	138.4

Weighted average number of shares:
Basic and diluted	1,000	1,000	1,000	1,000
Dilutive shares	—	—	—	—

Diluted	1,000	1,000	1,000	1,000

Basic earnings/(loss) per share ($’000)
Continuing operations	362	341	(28)	167
Discontinued operation	—	—	(12)	(29)

Diluted earnings/(loss) per share ($’000)
Continuing operations	362	341	(28)	167
Discontinued operation	—	—	(12)	(29)